Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 97.4%
Advertising — 0.1%
Omnicom Group, Inc.	3,425	$354,111
The Interpublic Group of Cos., Inc.	7,036	222,548
		576,659
Aerospace & Defense — 1.8%
General Dynamics Corp.	4,514	1,364,131
General Electric Co.	18,980	3,579,248
Howmet Aerospace, Inc.	7,003	702,051
L3Harris Technologies, Inc.	3,347	796,151
Lockheed Martin Corp.	3,713	2,170,471
Northrop Grumman Corp.	2,406	1,270,536
RTX Corp.	23,285	2,821,211
The Boeing Co.*	10,268	1,561,147
TransDigm Group, Inc.	982	1,401,442
		15,666,388
Agriculture — 0.7%
Altria Group, Inc.	29,990	1,530,690
Archer-Daniels-Midland Co.	8,510	508,387
Bunge Global S.A.	2,478	239,474
Philip Morris International, Inc.	27,215	3,303,901
		5,582,452
Airlines — 0.1%
Delta Air Lines, Inc.	11,216	569,661
Southwest Airlines Co.	10,896	322,848
United Airlines Holdings, Inc.*	5,896	336,426
		1,228,935
Apparel — 0.3%
Deckers Outdoor Corp.*	2,622	418,078
NIKE, Inc., Class B	21,096	1,864,886
Ralph Lauren Corp.	656	127,179
Tapestry, Inc.	4,359	204,786
		2,614,929
Auto Manufacturers — 1.9%
Cummins, Inc.	2,387	772,887
Ford Motor Co.	69,098	729,675
General Motors Co.	19,720	884,245
PACCAR, Inc.	9,176	905,487
Tesla, Inc.*	48,567	12,706,584
		15,998,878
Auto Parts & Equipment — 0.1%
Aptiv PLC*	4,813	346,584
BorgWarner, Inc.	4,124	149,660
		496,244
Banks — 3.9%
Bank of America Corp.	118,167	4,688,867
Citigroup, Inc.	33,292	2,084,079
Citizens Financial Group, Inc.	8,187	336,240
Fifth Third Bancorp	11,522	493,602
Huntington Bancshares, Inc.	25,424	373,733
JPMorgan Chase & Co.	49,802	10,501,250
KeyCorp	16,398	274,666
M&T Bank Corp.	2,937	523,138
	Number of Shares	Value†

Banks — (continued)
Morgan Stanley	21,845	$2,277,123
Northern Trust Corp.	3,358	302,321
Regions Financial Corp.	16,079	375,123
State Street Corp.	5,227	462,433
The Bank of New York Mellon Corp.	12,864	924,407
The Goldman Sachs Group, Inc.	5,528	2,736,968
The PNC Financial Services Group, Inc.	6,958	1,286,186
Truist Financial Corp.	23,440	1,002,529
US Bancorp	27,409	1,253,414
Wells Fargo & Co.	59,580	3,365,674
		33,261,753
Beverages — 1.3%
Brown-Forman Corp., Class B	3,351	164,869
Constellation Brands, Inc., Class A	2,807	723,336
Keurig Dr Pepper, Inc.	18,346	687,608
Molson Coors Beverage Co., Class B	3,075	176,874
Monster Beverage Corp.*	12,548	654,629
PepsiCo, Inc.	24,043	4,088,512
The Coca-Cola Co.	67,896	4,879,007
		11,374,835
Biotechnology — 1.2%
Amgen, Inc.	9,405	3,030,385
Biogen, Inc.*	2,551	494,486
Corteva, Inc.	12,117	712,358
Gilead Sciences, Inc.	21,676	1,817,316
Incyte Corp.*	2,798	184,948
Moderna, Inc.*	5,763	385,141
Regeneron Pharmaceuticals, Inc.*	1,850	1,944,794
Vertex Pharmaceuticals, Inc.*	4,518	2,101,232
		10,670,660
Building Materials — 0.7%
Builders FirstSource, Inc.*	2,034	394,311
Carrier Global Corp.	14,596	1,174,832
Johnson Controls International PLC	11,582	898,879
Martin Marietta Materials, Inc.	1,091	587,231
Masco Corp.	3,747	314,523
Mohawk Industries, Inc.*	967	155,378
Trane Technologies PLC	3,950	1,535,483
Vulcan Materials Co.	2,260	565,972
		5,626,609
Chemicals — 1.4%
Air Products and Chemicals, Inc.	3,837	1,142,428
Albemarle Corp.	2,125	201,259
Celanese Corp.	1,913	260,091
CF Industries Holdings, Inc.	2,994	256,885
Dow, Inc.	12,405	677,685
DuPont de Nemours, Inc.	7,149	637,047
Eastman Chemical Co.	2,016	225,691
Ecolab, Inc.	4,397	1,122,686
FMC Corp.	2,188	144,277
International Flavors & Fragrances, Inc.	4,475	469,562

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Linde PLC	8,414	$4,012,300
LyondellBasell Industries N.V., Class A	4,432	425,029
PPG Industries, Inc.	4,002	530,105
The Mosaic Co.	5,660	151,575
The Sherwin-Williams Co.	4,062	1,550,344
		11,806,964
Commercial Services — 1.5%
Automatic Data Processing, Inc.	7,130	1,973,085
Cintas Corp.	5,997	1,234,662
Corpay, Inc.*	1,175	367,493
Equifax, Inc.	2,125	624,453
Global Payments, Inc.	4,549	465,909
MarketAxess Holdings, Inc.	692	177,290
Moody's Corp.	2,741	1,300,851
PayPal Holdings, Inc.*	17,895	1,396,347
Quanta Services, Inc.	2,520	751,338
Rollins, Inc.	5,012	253,507
S&P Global, Inc.	5,605	2,895,655
United Rentals, Inc.	1,166	944,145
Verisk Analytics, Inc.	2,512	673,116
		13,057,851
Computers — 9.1%
Accenture PLC, Class A	10,964	3,875,555
Amentum Holdings, Inc.*	2,225	71,756
Apple, Inc.	266,135	62,009,455
Cognizant Technology Solutions Corp., Class A	8,783	677,872
Crowdstrike Holdings, Inc., Class A*	4,000	1,121,880
Dell Technologies, Inc., Class C	5,035	596,849
EPAM Systems, Inc.*	1,066	212,166
Fortinet, Inc.*	11,113	861,813
Gartner, Inc.*	1,329	673,484
Hewlett Packard Enterprise Co.	22,986	470,294
HP, Inc.	17,129	614,417
International Business Machines Corp.	16,124	3,564,694
Leidos Holdings, Inc.	2,255	367,565
NetApp, Inc.	3,701	457,111
Seagate Technology Holdings PLC	3,676	402,632
Super Micro Computer, Inc.*	882	367,265
TE Connectivity PLC	5,259	794,056
Western Digital Corp.*	5,725	390,960
		77,529,824
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	14,260	1,480,331
Kenvue, Inc.	33,021	763,776
The Estee Lauder Cos., Inc., Class A	4,208	419,495
The Procter & Gamble Co.	41,206	7,136,879
		9,800,481
Distribution & Wholesale — 0.3%
Copart, Inc.*	15,330	803,292
Fastenal Co.	10,042	717,200
LKQ Corp.	4,552	181,716
Pool Corp.	708	266,774
	Number of Shares	Value†

Distribution & Wholesale — (continued)
W.W. Grainger, Inc.	778	$808,194
		2,777,176
Diversified Financial Services — 3.5%
American Express Co.	9,831	2,666,167
Ameriprise Financial, Inc.	1,719	807,603
BlackRock, Inc.	2,436	2,313,006
Capital One Financial Corp.	6,667	998,250
Cboe Global Markets, Inc.	1,832	375,322
CME Group, Inc.	6,303	1,390,757
Discover Financial Services	4,395	616,575
Franklin Resources, Inc.	5,030	101,354
Intercontinental Exchange, Inc.	9,967	1,601,099
Invesco Ltd.	7,869	138,180
Mastercard, Inc., Class A	14,442	7,131,460
Nasdaq, Inc.	7,243	528,811
Raymond James Financial, Inc.	3,217	393,954
Synchrony Financial	6,883	343,324
T. Rowe Price Group, Inc.	3,933	428,422
The Charles Schwab Corp.	25,972	1,683,245
Visa, Inc., Class A	29,240	8,039,538
		29,557,067
Electric — 2.4%
Alliant Energy Corp.	4,483	272,073
Ameren Corp.	4,809	420,595
American Electric Power Co., Inc.	9,314	955,616
CenterPoint Energy, Inc.	11,143	327,827
CMS Energy Corp.	5,290	373,633
Consolidated Edison, Inc.	6,054	630,403
Constellation Energy Corp.	5,473	1,423,089
Dominion Energy, Inc.	14,618	844,774
DTE Energy Co.	3,616	464,331
Duke Energy Corp.	13,513	1,558,049
Edison International	6,748	587,683
Entergy Corp.	3,701	487,089
Evergy, Inc.	4,064	252,009
Eversource Energy	6,233	424,156
Exelon Corp.	17,564	712,220
FirstEnergy Corp.	9,120	404,472
NextEra Energy, Inc.	35,963	3,039,952
NRG Energy, Inc.	3,455	314,750
PG&E Corp.	37,414	739,675
Pinnacle West Capital Corp.	1,930	170,979
PPL Corp.	13,259	438,608
Public Service Enterprise Group, Inc.	8,800	785,048
Sempra	11,164	933,645
The AES Corp.	11,768	236,066
The Southern Co.	19,139	1,725,955
Vistra Energy Corp.	6,014	712,900
WEC Energy Group, Inc.	5,399	519,276
Xcel Energy, Inc.	9,853	643,401
		20,398,274
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	4,053	695,940

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Eaton Corp. PLC	6,968	$2,309,474
Emerson Electric Co.	9,872	1,079,701
Generac Holdings, Inc.*	1,106	175,721
		4,260,836
Electronics — 0.8%
Allegion PLC	1,601	233,330
Amphenol Corp., Class A	21,012	1,369,142
Fortive Corp.	6,132	483,999
Garmin Ltd.	2,713	477,569
Honeywell International, Inc.	11,398	2,356,080
Hubbell, Inc.	974	417,213
Jabil, Inc.	2,021	242,176
Keysight Technologies, Inc.*	3,004	477,426
Mettler-Toledo International, Inc.*	381	571,386
Trimble, Inc.*	4,421	274,500
		6,902,821
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.*	2,451	277,012
First Solar, Inc.*	1,851	461,713
		738,725
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,225	291,252
Entertainment — 0.1%
Caesars Entertainment, Inc.*	4,132	172,470
Live Nation Entertainment, Inc.*	2,741	300,112
		472,582
Environmental Control — 0.3%
Pentair PLC	2,923	285,840
Republic Services, Inc.	3,503	703,543
Veralto Corp.	4,325	483,794
Waste Management, Inc.	6,326	1,313,278
		2,786,455
Food — 0.8%
Campbell Soup Co.	3,547	173,519
Conagra Brands, Inc.	8,271	268,973
General Mills, Inc.	9,743	719,521
Hormel Foods Corp.	5,257	166,647
Kellanova	4,611	372,154
Lamb Weston Holdings, Inc.	2,643	171,108
McCormick & Co., Inc.	4,411	363,025
Mondelez International, Inc., Class A	23,382	1,722,552
Sysco Corp.	8,770	684,586
The Hershey Co.	2,508	480,984
The J.M. Smucker Co.	1,874	226,941
The Kraft Heinz Co.	15,450	542,450
The Kroger Co.	11,553	661,987
Tyson Foods, Inc., Class A	5,115	304,649
		6,859,096
Forest Products & Paper — 0.0%
International Paper Co.	6,246	305,117
	Number of Shares	Value†

Gas — 0.1%
Atmos Energy Corp.	2,615	$362,727
NiSource, Inc.	7,851	272,037
		634,764
Hand & Machine Tools — 0.1%
Snap-on, Inc.	924	267,692
Stanley Black & Decker, Inc.	2,788	307,042
		574,734
Healthcare Products — 3.2%
Abbott Laboratories	30,455	3,472,175
Agilent Technologies, Inc.	5,116	759,624
Align Technology, Inc.*	1,212	308,236
Baxter International, Inc.	9,086	344,995
Bio-Techne Corp.	2,792	223,165
Boston Scientific Corp.*	25,777	2,160,113
Danaher Corp.	11,251	3,128,003
Edwards Lifesciences Corp.*	10,355	683,326
GE HealthCare Technologies, Inc.	7,421	696,461
Hologic, Inc.*	4,022	327,632
IDEXX Laboratories, Inc.*	1,419	716,907
Insulet Corp.*	1,255	292,101
Intuitive Surgical, Inc.*	6,209	3,050,295
Medtronic PLC	22,451	2,021,264
ResMed, Inc.	2,540	620,065
Revvity, Inc.	2,242	286,415
Solventum Corp.*	2,439	170,047
STERIS PLC	1,714	415,713
Stryker Corp.	6,001	2,167,921
Teleflex, Inc.	851	210,469
The Cooper Cos., Inc.*	3,540	390,604
Thermo Fisher Scientific, Inc.	6,686	4,135,759
Waters Corp.*	993	357,371
West Pharmaceutical Services, Inc.	1,289	386,906
Zimmer Biomet Holdings, Inc.	3,454	372,859
		27,698,426
Healthcare Services — 2.1%
Catalent, Inc.*	3,353	203,091
Centene Corp.*	9,299	700,029
Charles River Laboratories International, Inc.*	916	180,425
DaVita, Inc.*	814	133,439
Elevance Health, Inc.	4,059	2,110,680
HCA Healthcare, Inc.	3,252	1,321,710
Humana, Inc.	2,071	655,969
IQVIA Holdings, Inc.*	3,031	718,256
Labcorp Holdings, Inc.	1,429	319,353
Molina Healthcare, Inc.*	1,059	364,889
Quest Diagnostics, Inc.	2,027	314,692
The Cigna Group.	4,893	1,695,131
UnitedHealth Group, Inc.	16,164	9,450,767
Universal Health Services, Inc., Class B	1,041	238,399
		18,406,830
Home Builders — 0.3%
D.R. Horton, Inc.	5,136	979,795

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
Lennar Corp., Class A	4,196	$786,666
NVR, Inc.*	54	529,837
PulteGroup, Inc.	3,679	528,047
		2,824,345
Household Products & Wares — 0.2%
Avery Dennison Corp.	1,446	319,219
Church & Dwight Co., Inc.	4,146	434,169
Kimberly-Clark Corp.	5,908	840,591
The Clorox Co.	2,164	352,537
		1,946,516
Insurance — 3.9%
Aflac, Inc.	8,910	996,138
American International Group, Inc.	11,272	825,449
Aon PLC, Class A	3,788	1,310,610
Arch Capital Group Ltd.*	6,478	724,759
Arthur J. Gallagher & Co.	3,817	1,073,989
Assurant, Inc.	884	175,792
Berkshire Hathaway, Inc., Class B*	32,064	14,757,777
Brown & Brown, Inc.	4,068	421,445
Chubb Ltd.	6,576	1,896,453
Cincinnati Financial Corp.	2,735	372,288
Erie Indemnity Co., Class A	437	235,901
Everest Group Ltd.	769	301,317
Globe Life, Inc.	1,431	151,557
Loews Corp.	3,053	241,340
Marsh & McLennan Cos., Inc.	8,608	1,920,359
MetLife, Inc.	10,297	849,297
Principal Financial Group, Inc.	3,825	328,567
Prudential Financial, Inc.	6,169	747,066
The Allstate Corp.	4,561	864,994
The Hartford Financial Services Group, Inc.	5,217	613,571
The Progressive Corp.	10,252	2,601,547
The Travelers Cos., Inc.	3,990	934,139
W.R. Berkley Corp.	4,989	283,026
Willis Towers Watson PLC	1,781	524,558
		33,151,939
Internet — 11.6%
Airbnb, Inc., Class A*	7,729	980,115
Alphabet, Inc., Class A	102,556	17,008,913
Alphabet, Inc., Class C	84,074	14,056,332
Amazon.com, Inc.*	163,507	30,466,259
Booking Holdings, Inc.	587	2,472,514
CDW Corp.	2,300	520,490
eBay, Inc.	8,605	560,272
Expedia Group, Inc.*	2,220	328,604
F5, Inc.*	1,076	236,935
Gen Digital, Inc.	8,997	246,788
GoDaddy, Inc., Class A*	2,400	376,272
Match Group, Inc.*	4,233	160,177
Meta Platforms, Inc., Class A	38,242	21,891,250
Netflix, Inc.*	7,512	5,328,036
Palo Alto Networks, Inc.*	5,645	1,929,461
	Number of Shares	Value†

Internet — (continued)
Uber Technologies, Inc.*	36,775	$2,764,009
VeriSign, Inc.*	1,469	279,051
		99,605,478
Iron & Steel — 0.1%
Nucor Corp.	4,122	619,702
Steel Dynamics, Inc.	2,613	329,447
		949,149
Leisure Time — 0.1%
Carnival Corp.*	18,227	336,835
Norwegian Cruise Line Holdings Ltd.*	7,409	151,959
Royal Caribbean Cruises Ltd.	4,145	735,157
		1,223,951
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	4,312	993,916
Las Vegas Sands Corp.	6,187	311,454
Marriott International, Inc., Class A	4,090	1,016,774
MGM Resorts International*	4,036	157,767
Wynn Resorts Ltd.	1,777	170,379
		2,650,290
Machinery — Construction & Mining — 0.5%
Caterpillar, Inc.	8,488	3,319,827
GE Vernova, Inc.*	4,774	1,217,274
		4,537,101
Machinery — Diversified — 0.7%
Deere & Co.	4,486	1,872,142
Dover Corp.	2,453	470,338
IDEX Corp.	1,375	294,938
Ingersoll Rand, Inc.	7,063	693,304
Nordson Corp.	974	255,802
Otis Worldwide Corp.	7,160	744,210
Rockwell Automation, Inc.	2,018	541,752
Westinghouse Air Brake Technologies Corp.	3,085	560,761
Xylem, Inc.	4,300	580,629
		6,013,876
Media — 0.9%
Charter Communications, Inc., Class A*	1,724	558,714
Comcast Corp., Class A	67,619	2,824,446
FactSet Research Systems, Inc.	657	302,121
Fox Corp., Class A	3,744	158,484
Fox Corp., Class B	2,077	80,588
News Corp., Class A	6,937	184,732
News Corp., Class B	1,762	49,248
Paramount Global, Class B	8,983	95,399
The Walt Disney Co.	31,745	3,053,552
Warner Bros Discovery, Inc.*	38,650	318,862
		7,626,146
Mining — 0.3%
Freeport-McMoRan, Inc.	25,151	1,255,538

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Newmont Corp.	20,085	$1,073,543
		2,329,081
Miscellaneous Manufacturing — 0.6%
3M Co.	9,616	1,314,507
A.O. Smith Corp.	2,246	201,758
Axon Enterprise, Inc.*	1,233	492,707
Illinois Tool Works, Inc.	4,697	1,230,943
Parker-Hannifin Corp.	2,250	1,421,595
Teledyne Technologies, Inc.*	824	360,632
Textron, Inc.	3,335	295,414
		5,317,556
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	913	338,102
Oil & Gas — 2.7%
APA Corp.	6,475	158,378
Chevron Corp.	29,773	4,384,670
ConocoPhillips	20,327	2,140,027
Coterra Energy, Inc.	13,311	318,798
Devon Energy Corp.	11,165	436,775
Diamondback Energy, Inc.	3,045	524,958
EOG Resources, Inc.	9,953	1,223,522
EQT Corp.	10,462	383,328
Exxon Mobil Corp.	77,768	9,115,965
Hess Corp.	4,852	658,902
Marathon Oil Corp.	10,033	267,179
Marathon Petroleum Corp.	5,858	954,327
Occidental Petroleum Corp.	11,538	594,668
Phillips 66	7,307	960,505
Valero Energy Corp.	5,667	765,215
		22,887,217
Oil & Gas Services — 0.2%
Baker Hughes Co.	17,364	627,709
Halliburton Co.	15,551	451,756
Schlumberger N.V.	24,856	1,042,709
		2,122,174
Packaging and Containers — 0.2%
Amcor PLC	26,319	298,194
Ball Corp.	5,514	374,456
Packaging Corp. of America	1,611	347,010
Smurfit WestRock PLC	8,636	426,791
		1,446,451
Pharmaceuticals — 4.9%
AbbVie, Inc.	30,918	6,105,687
Becton Dickinson & Co.	5,035	1,213,938
Bristol-Myers Squibb Co.	35,488	1,836,149
Cardinal Health, Inc.	4,251	469,821
Cencora, Inc.	3,054	687,394
CVS Health Corp.	21,744	1,367,263
Dexcom, Inc.*	6,850	459,224
Eli Lilly & Co.	13,808	12,233,059
Henry Schein, Inc.*	2,307	168,180
	Number of Shares	Value†

Pharmaceuticals — (continued)
Johnson & Johnson	42,137	$6,828,722
McKesson Corp.	2,270	1,122,333
Merck & Co., Inc.	44,370	5,038,657
Pfizer, Inc.	99,190	2,870,559
Viatris, Inc.	21,283	247,096
Zoetis, Inc.	7,931	1,549,559
		42,197,641
Pipelines — 0.4%
Kinder Morgan, Inc.	34,104	753,357
ONEOK, Inc.	10,245	933,627
Targa Resources Corp.	3,789	560,810
The Williams Cos., Inc.	21,479	980,516
		3,228,310
Private Equity — 0.4%
Blackstone, Inc.	12,695	1,943,985
KKR & Co., Inc.	11,805	1,541,497
		3,485,482
Real Estate — 0.1%
CoStar Group, Inc.*	7,156	539,849
Real Estate — 0.1%
CBRE Group, Inc., Class A*	5,187	645,678
Retail — 4.8%
AutoZone, Inc.*	298	938,712
Best Buy Co., Inc.	3,436	354,939
CarMax, Inc.*	2,859	221,230
Chipotle Mexican Grill, Inc.*	23,971	1,381,209
Costco Wholesale Corp.	7,760	6,879,395
Darden Restaurants, Inc.	2,085	342,211
Dollar General Corp.	3,752	317,307
Dollar Tree, Inc.*	3,728	262,153
Domino's Pizza, Inc.	630	270,988
Genuine Parts Co.	2,509	350,457
Lowe's Cos., Inc.	9,974	2,701,458
Lululemon Athletica, Inc.*	2,018	547,584
McDonald's Corp.	12,556	3,823,428
O'Reilly Automotive, Inc.*	1,015	1,168,874
Ross Stores, Inc.	5,774	869,045
Starbucks Corp.	19,808	1,931,082
Target Corp.	8,098	1,262,154
The Home Depot, Inc.	17,357	7,033,056
The TJX Cos., Inc.	19,782	2,325,176
Tractor Supply Co.	1,863	542,003
Ulta Beauty, Inc.*	845	328,806
Walgreens Boots Alliance, Inc.	12,991	116,399
Walmart, Inc.	76,029	6,139,342
Yum! Brands, Inc.	4,904	685,138
		40,792,146
Semiconductors — 11.0%
Advanced Micro Devices, Inc.*	28,330	4,648,386
Analog Devices, Inc.	8,686	1,999,257
Applied Materials, Inc.	14,493	2,928,311

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Broadcom, Inc.	81,480	$14,055,300
Intel Corp.	74,690	1,752,227
KLA Corp.	2,353	1,822,187
Lam Research Corp.	2,278	1,859,030
Microchip Technology, Inc.	9,562	767,733
Micron Technology, Inc.	19,409	2,012,907
Monolithic Power Systems, Inc.	837	773,807
NVIDIA Corp.	430,601	52,292,185
NXP Semiconductors N.V.	4,427	1,062,524
ON Semiconductor Corp.*	7,524	546,318
Qorvo, Inc.*	1,796	185,527
QUALCOMM, Inc.	19,500	3,315,975
Skyworks Solutions, Inc.	2,753	271,914
Teradyne, Inc.	2,856	382,504
Texas Instruments, Inc.	15,982	3,301,402
		93,977,494
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	695	183,744
Software — 10.6%
Adobe, Inc.*	7,761	4,018,491
Akamai Technologies, Inc.*	2,773	279,934
ANSYS, Inc.*	1,529	487,185
Autodesk, Inc.*	3,830	1,055,088
Broadridge Financial Solutions, Inc.	2,045	439,736
Cadence Design Systems, Inc.*	4,793	1,299,047
Dayforce, Inc.*	2,737	167,641
Electronic Arts, Inc.	4,155	595,993
Fair Isaac Corp.*	437	849,318
Fidelity National Information Services, Inc.	9,600	804,000
Fiserv, Inc.*	10,078	1,810,513
Intuit, Inc.	4,893	3,038,553
Jack Henry & Associates, Inc.	1,323	233,562
Microsoft Corp.	130,109	55,985,903
MSCI, Inc.	1,360	792,785
Oracle Corp.	27,979	4,767,622
Palantir Technologies, Inc., Class A*	35,249	1,311,263
Paychex, Inc.	5,609	752,672
Paycom Software, Inc.	835	139,086
PTC, Inc.*	2,121	383,180
Roper Technologies, Inc.	1,876	1,043,881
Salesforce, Inc.	16,961	4,642,395
ServiceNow, Inc.*	3,606	3,225,170
Synopsys, Inc.*	2,682	1,358,138
Take-Two Interactive Software, Inc.*	2,853	438,535
Tyler Technologies, Inc.*	747	436,039
		90,355,730
Telecommunications — 1.8%
Arista Networks, Inc.*	4,516	1,733,331
AT&T, Inc.	125,509	2,761,198
Cisco Systems, Inc.	70,521	3,753,128
Corning, Inc.	13,173	594,761
Juniper Networks, Inc.	5,753	224,252
	Number of Shares	Value†

Telecommunications — (continued)
Motorola Solutions, Inc.	2,930	$1,317,416
T-Mobile US, Inc.	8,578	1,770,156
Verizon Communications, Inc.	73,684	3,309,148
		15,463,390
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	164,166
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	2,077	229,238
CSX Corp.	33,900	1,170,567
Expeditors International of Washington, Inc.	2,475	325,215
FedEx Corp.	3,945	1,079,668
J.B. Hunt Transport Services, Inc.	1,403	241,779
Norfolk Southern Corp.	3,893	967,411
Old Dominion Freight Line, Inc.	3,301	655,711
Union Pacific Corp.	10,663	2,628,216
United Parcel Service, Inc., Class B	12,822	1,748,151
		9,045,956
Water — 0.1%
American Water Works Co., Inc.	3,457	505,552
TOTAL COMMON STOCKS (Cost $365,059,732)		833,512,127

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Apartments — 0.3%
AvalonBay Communities, Inc.	2,490	560,872
Camden Property Trust	1,888	233,225
Equity Residential	5,882	437,974
Essex Property Trust, Inc.	1,094	323,189
Invitation Homes, Inc.	10,048	354,292
Mid-America Apartment Communities, Inc.	2,050	325,745
UDR, Inc.	5,331	241,708
		2,477,005
Diversified — 0.8%
American Tower Corp.	8,176	1,901,411
Crown Castle, Inc.	7,669	909,773
Digital Realty Trust, Inc.	5,387	871,778
Equinix, Inc.	1,663	1,476,129
SBA Communications Corp.	1,855	446,498
VICI Properties, Inc.	18,521	616,935
Weyerhaeuser Co.	12,810	433,747
		6,656,271
Healthcare — 0.3%
Alexandria Real Estate Equities, Inc.	2,819	334,756
Healthpeak Properties, Inc.	12,319	281,735
Ventas, Inc.	7,259	465,520
Welltower, Inc.	10,129	1,296,816
		2,378,827
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	12,929	227,550

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Industrial — 0.2%
Prologis, Inc.	16,139	$2,038,033
Office Property — 0.0%
BXP, Inc.	2,451	197,208
Regional Malls — 0.1%
Simon Property Group, Inc.	5,365	906,792
Single Tenant — 0.1%
Realty Income Corp.	15,091	957,071
Storage & Warehousing — 0.3%
Extra Space Storage, Inc.	3,710	668,505
Iron Mountain, Inc.	5,135	610,192
Public Storage	2,762	1,005,009
		2,283,706
Strip Centers — 0.1%
Federal Realty Investment Trust	1,185	136,239
Kimco Realty Corp.	11,743	272,673
Regency Centers Corp.	2,764	199,644
		608,556
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,948,210)		18,731,019

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $2,372,630)	2,372,630	2,372,630
TOTAL INVESTMENTS — 99.9% (Cost $380,380,572)		$854,615,776
Other Assets & Liabilities — 0.1%		627,471
TOTAL NET ASSETS — 100.0%		$855,243,247

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S&P— Standards & Poor's
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Index 500 Fund
Futures contracts held by the Fund at September 30, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	12/20/24	10	50	$5,814	$2,907,125	$71,738	$—
							$71,738	$—